INVESTMENT SECURITIES INVESTMENTS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	$ 277,082	$ 375,276	$ 122,248
Debt Securities, Available-for-sale, Realized Gain	1,000	6,800	900
Debt Securities, Available-for-sale, Realized Loss	1,600	7,600	800
Available For Sale Securities Net Realized Gain Loss Tax Provision	(132)	(173)	19
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Transfer, Amount	0	0
Debt Securities, Available-for-Sale, Restricted	1,500,000	1,500,000
Debt Securities, Held-to-maturity, Allowance for Credit Loss	$ 0	$ 0
NumberOfSecuritiesInSecurityPortfolio	1,251	1,418
NumberOfSecuritiesInUnrealizedLossPosition	891	327
Debt Securities, Held-to-maturity, Nonaccrual	$ 0
Debt Securities, Held-to-maturity, Accumulated Unrecognized Loss	$ (7,641)	$ (485)
Proceeds from Sale and Maturity of Debt Securities, Available-for-sale			$ 117,800